SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 53,270	$ 70,615	$ 76,033
Operating income (loss)	2,110	(627)	6,539
Depreciation and amortization	(2,960)	(3,067)	(2,799)
Impairment charges/ (reversal)	(133)	1,927	994
Bargain purchase gain	0	0	209
Capital expenditures	2,439	3,572	3,305
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	2,110	(627)	6,539
Income from investments in associates and joint ventures	234	347	652
Financing costs - net	(1,256)	(1,652)	(2,210)
Income / (loss) before taxes	1,088	(1,932)	4,981
Income tax expense (benefit)	1,666	459	(349)
Net (loss) / income (including non-controlling interests)	(578)	(2,391)	5,330
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	13,373	18,478	20,145
Operating income (loss)	1,667	(1,259)	1,889
Depreciation and amortization	(449)	(570)	(522)
Impairment charges/ (reversal)	(660)	1,300	0
Bargain purchase gain			0
Capital expenditures	459	727	669
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	1,667	(1,259)	1,889
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	5,548	6,927	7,041
Operating income (loss)	754	846	1,356
Depreciation and amortization	(224)	(274)	(298)
Impairment charges/ (reversal)	0	0	86
Bargain purchase gain			0
Capital expenditures	208	328	244
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	754	846	1,356
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	27,989	37,487	40,247
Operating income (loss)	(1,444)	(1,107)	1,632
Depreciation and amortization	(1,413)	(1,256)	(1,195)
Impairment charges/ (reversal)	527	525	908
Bargain purchase gain			209
Capital expenditures	1,039	1,353	1,336
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(1,444)	(1,107)	1,632
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	4,898	6,487	7,506
Operating income (loss)	84	(25)	1,094
Depreciation and amortization	(332)	(364)	(311)
Impairment charges/ (reversal)	0	102	0
Bargain purchase gain			0
Capital expenditures	324	513	534
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	84	(25)	1,094
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	1,451	1,165	1,009
Operating income (loss)	1,411	1,215	860
Depreciation and amortization	(500)	(448)	(418)
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	370	480	485
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	1,411	1,215	860
Operating segments | All other segments
Disclosure of operating segments [abstract]
Sales	11	71	85
Operating income (loss)	(263)	(295)	(247)
Depreciation and amortization	(42)	(155)	(55)
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	39	171	37
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(263)	(295)	(247)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(4,953)	(5,872)	(6,062)
Operating income (loss)	(99)	(2)	(45)
Depreciation and amortization	0	0	0
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	0	0	0
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(99)	(2)	(45)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	224	77	187
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	723	1,186	1,670
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	82	234	241
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	609	350	455
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	3,302	3,672	3,202
Intersegment sales | All other segments
Disclosure of operating segments [abstract]
Sales	$ 13	$ 353	$ 307